Ordinary shares (Details) - USD ($)			12 Months Ended
	Aug. 16, 2021	Oct. 02, 2018	Dec. 31, 2021	Oct. 29, 2021	Oct. 28, 2021	Mar. 31, 2021	Jan. 31, 2021
Ordinary shares
Conversion of convertible notes to ordinary shares (in shares)			196,665,850
Proceeds from Issuance of Common Stock			$ 1,390,000
Conversion price				$ 0.06	$ 0.1
IPO | Common Stock
Ordinary shares
Number of shares issued during the period		217,500,000
Class A
Ordinary shares
Number of shares issued during the period	49,501,700
Conversion of convertible notes to ordinary shares (in shares)			347,620,500
Proceeds from Issuance of Common Stock	$ 1,400,000
Shares Issued, Price Per Share	$ 0.0303
Conversion price						$ 0.0214	$ 0.0508
Class A | Common Stock
Ordinary shares
Number of shares issued during the period			49,501,700
Conversion of convertible notes to ordinary shares (in shares)			481,038,200